Earnings/(loss) per ordinary share	12 Months Ended
Dec. 31, 2017
Earnings Per Share [Abstract]
Earnings/(loss) per ordinary share

10 Earnings/(loss) per ordinary share

		2017			2016
		Weighted			Weighted
		average	2017		average	2016
	2017	number of	Per share	2016	number of	Per share
	Earnings	shares	amount	Earnings	shares	amount
	US$m	(millions)	(cents)	US$m	(millions)	(cents)
Basic earnings per share attributable to ordinary
shareholders of Rio Tinto (a)	8,762	1,786.7	490.4	4,617	1,797.3	256.9
Diluted earnings per share attributable to ordinary
shareholders of Rio Tinto (b)	8,762	1,799.5	486.9	4,617	1,808.6	255.3

		2015
		Weighted
		average	2015
	2015	number of	Per share
	Loss	shares	amount
	US$m	(millions)	(cents)
Basic loss per share attributable to ordinary
shareholders of Rio Tinto (a)	(866)	1,824.7	(47.5)
Diluted loss per share attributable to ordinary
shareholders of Rio Tinto (b)	(866)	1,824.7	(47.5)

(a)

The weighted average number of shares is calculated as the average number of Rio Tinto plc shares outstanding not held as treasury shares of 1,364.5 million (2016: 1,373.7 million; 2015: 1,398.1 million) plus the average number of Rio Tinto Limited shares outstanding of 422.3 million (2016: 423.6 million; 2015: 426.6 million) over the relevant period. No Rio Tinto Limited ordinary shares were held by Rio Tinto plc in any of the periods presented.

(b)

For the purposes of calculating diluted earnings per share, the effect of dilutive securities of 12.8 million shares in 2017 and 11.3 million shares in 2016 is added to the weighted average number of shares described in (a) above. This effect is calculated under the treasury stock method. In accordance with IAS 33 “Earnings per share”, for the purposes of calculating diluted loss per share, the effect of potentially dilutive securities has not been taken into account for the year ended 31 December 2015. The Group’s only potential dilutive ordinary shares are share options for which terms and conditions are described in note 43.